Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 10		¥ 13
Allowance by impairment methodology, Evaluated collectively	832		926
Total allowance for loan losses	842	958	939	2,553	3,226	3,385
Loans by impairment methodology, Evaluated individually	499,153		578,713
Loans by impairment methodology, Evaluated collectively	554,723		485,108
Total loans	1,053,876		1,063,821
Loans at banks [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	3		6
Allowance by impairment methodology, Evaluated collectively	694		783
Total allowance for loan losses	697	787	789	762	552	552
Loans by impairment methodology, Evaluated individually	4,569		76
Loans by impairment methodology, Evaluated collectively	255,252		263,532
Total loans	259,821		263,608	249,777
Short-term secured margin loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	19		26
Total allowance for loan losses	19	21	26	13	17	24
Loans by impairment methodology, Evaluated individually	87,199		83,399
Loans by impairment methodology, Evaluated collectively	280,945		205,175
Total loans	368,144		288,574
Inter-bank money market loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for loan losses
Loans by impairment methodology, Evaluated individually	63,189		76,968
Loans by impairment methodology, Evaluated collectively
Total loans	63,189		76,968	150,938
Corporate loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7		7
Allowance by impairment methodology, Evaluated collectively	118		88
Total allowance for loan losses	125	121	95	1,746	2,606	2,758
Loans by impairment methodology, Evaluated individually	338,459		412,675
Loans by impairment methodology, Evaluated collectively	12,688		9,620
Total loans	351,147		422,295	273,948
Advances to affiliated companies [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1		29
Total allowance for loan losses	1	29	29	32	51	51
Loans by impairment methodology, Evaluated individually	5,737		5,595
Loans by impairment methodology, Evaluated collectively	5,838		6,781
Total loans	¥ 11,575		¥ 12,376